MARKETABLE SECURITIES AND FAIR VALUE MEASUREMENTS - Summary of the Company’s Available for Sale Securities (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
Schedule of Investments [Line Items]
Adjusted Cost	$ 420	$ 3,810
Gross Unrealized Gains	0	0
Gross Unrealized Losses	(1)	(2)
Fair Value	419	3,808
Corporate bonds
Schedule of Investments [Line Items]
Adjusted Cost	150	1,153
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	(1)
Fair Value	150	1,152
Municipal bonds
Schedule of Investments [Line Items]
Adjusted Cost	270	2,657
Gross Unrealized Gains	0	0
Gross Unrealized Losses	(1)	(1)
Fair Value	$ 269	$ 2,656